Tax Situation (Tables)	12 Months Ended
Dec. 31, 2022
Tax Situation [Abstract]
Schedule of total tax loss amounts
		Tax loss
		aplication			Application	Statute of
	Tax loss	method	2023	2024	Forward	limitations
Cumbra Peru S.A.	316,986	B	28,139	26,467	262,380	-
Vial y Vives - DSD S.A.	212,369	No aplica	-	22,047	190,322	-
Unna Energia S.A.	38,242	A	30,255	7,987	-	2,026
AENZA S.A.A.	22,237	B	22,237	-	-	-
Transportadora de Gas Natural Comprimido Andino S.A.C.	15,532	B	350	375	14,807	-
Carretera Andina del Sur S.A.C.	9,025	B	239	471	8,315	-
Consorcio Constructor Chavimochic	1,518	B	1,518	-	-	-
	615,909		82,738	57,347	475,824

Schedule of consolidated statement of profit or loss
In thousands of soles	Note	2020	2021	2022
Current income tax		53,852	113,000	127,952
Deferred income tax	23	320	(66,595)	3,394
Income tax		54,172	46,405	131,346

Schedule of consolidated pretax income
In thousands of soles	2020	2021	2022
Loss before income tax	(144,082)	(28,637)	(230,708)

Income tax by applying local applicable tax rates on profit generated in the respective countries	(43,830)	(7,879)	(68,537)
Tax effect on:
- Non-deductible expenses	47,761	33,489	143,627
- Change in prior years estimations	2,213	8,492	26,486
- Unrecognized deferred income tax asset	24,930	1,459	26,518
- Provision of tax contingencies	(3,421)	14,240	3,631
- Equity method (profit) loss	(227)	254	350
- Non-taxable income	(22)	(57)	(914)
- Others	(736)	(3,593)	185
Income tax	54,172	46,405	131,346

Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate
		Profit/Loss
	Applicable	before
	Tax	Income	Income
	Rates	Tax	Tax
In thousands of soles	(A)	(B)	(A)*(B)
Country
2020
Peru	29.50%	(130,909)	(38,612)
Peru - Red Vial 5 S.A.	27.00%	(2,029)	(548)
Peru - Tren Urbano de Lima S.A.	30.00%	87,521	26,256
Peru - Via Expresa Sur S.A.	30.00%	(53,697)	(16,109)
Peru - Unna Energia S.A.	29.00%	(1,930)	(540)
Chile	27.00%	5,401	1,458
Colombia	32.00%	(11,178)	(3,577)
Bolivia	25.00%	(13)	(3)
México	30.00%	(1,283)	(385)
Unrealized gains		(3,095)	(2,073)
		(111,212)	(34,133)

		Profit/Loss
	Applicable	before
	Tax	Income	Income
	Rates	Tax	Tax
In thousands of soles	(A)	(B)	(A)*(B)
Country
2021
Peru	29.50%	(58,347)	(17,213)
Peru - Red Vial 5 S.A.	27.00%	40,473	10,928
Peru - Tren Urbano de Lima S.A.	30.00%	61,484	18,445
Peru - Via Expresa Sur S.A.	30.00%	(3,804)	(1,141)
Peru - Unna Energia S.A.	29.00%	24,699	6,916
Chile	27.00%	(71,692)	(19,357)
Colombia	31.00%	1,040	322
Bolivia	25.00%	59	15
México	30.00%	(288)	(86)
Unrealized gains		(22,261)	(6,708)
		(28,637)	(7,879)

		Profit/Loss
	Applicable	before
	Tax	Income	Income
	Rates	Tax	Tax
In thousands of soles	(A)	(B)	(A)*(B)
Country
2022
Peru	29.50%	(353,545)	(104,295)
Peru - Red Vial 5 S.A.	27.00%	58,381	15,763
Peru - Tren Urbano de Lima S.A.	30.00%	101,086	30,326
Peru - Via Expresa Sur S.A.	30.00%	(118)	(35)
Peru - Unna Energia S.A.	29.00%	51,884	14,528
Chile	27.00%	(43,924)	(11,859)
Colombia	35.00%	2,685	940
Bolivia	25.00%	(158)	(40)
México	30.00%	53	16
Unrealized gains		(47,052)	(13,881)
		(230,708)	(68,537)